Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation for the year	¥ 16,192	¥ 19,473	¥ 18,342
Operating costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation for the year	576	822	791
Selling expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation for the year	4,368	5,106	5,778
General and administrative expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income [Line Items]
Depreciation for the year	¥ 11,248	¥ 13,545	¥ 11,773